Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

11.          Property and equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2019	December 31, 2020
Servers and network equipment	39,130	35,827
Computer equipment	1,762	1,565
Furniture, fixtures and office equipment	806	836
Motor vehicles	406	481
Leasehold improvements	6,566	6,604
Total original costs	48,670	45,313
Less: Accumulated depreciation	(28,357)	(33,006)
Less: Accumulated impairment	(4)	(3)
Sub-total	20,309	12,304
Construction in progress	18,461	38,421
Total	38,770	50,725

No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Impairment loss of USD 6,000 and USD 1,000 has been reversed as of December 31, 2019 and December 31, 2020 due to disposal.

Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	Years ended December 31
(In thousands)	2018	2019	2020
Cost of revenues	5,018	5,198	6,247
Research and development expenses	331	300	529
General and administrative expenses	245	317	2,492
Sales and marketing expenses	1	9	9
Total	5,595	5,824	9,277